Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Financial assets at amortized cost
Interest income	$ 4,753	$ 4,212	$ 13,419	$ 12,126
Total	(7,684)	5,119	8,164	10,259
Financial liabilities at amortized cost
Interest expense	(489)	(509)	(1,434)	(1,422)
Total	(521)	1,018	(1,468)	(2,770)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	0	1,987	0	(875)
Loss on disposal of financial liabilities	0	(426)	0	(426)
Sub-total	0	1,561	0	(1,301)
Financial liabilities at amortized cost
Financial assets at fair value through profit or loss
Unrealized gain on foreign currency	8	0	8	0
Financial assets at amortized cost
Gain on foreign currency transactions	20	(24)	23	0
Unrealized gain on foreign currency	8	0	8	0
Loss on foreign currency transactions	(62)	(9)	(65)	(46)
Unrealized loss on foreign currency	2	0	0	0
Financial liabilities at amortized cost
Interest expense	(489)	(510)	(1,434)	(1,423)
Gain on foreign currency transactions	20	(24)	23	0
Unrealized gain on foreign currency	8	0	8	0
Loss on foreign currency transactions	(62)	(9)	(65)	(46)
Unrealized loss on foreign currency	2	0	0	0
Sub-total	(521)	(543)	(1,468)	(1,469)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	0	18	0	18
Unrealized gain on foreign currency	0	110	0	110
Loss on valuation of financial assets	(7)	15	(61)	(6)
Gains (losses) on disposal of financial assets	9	0	661	0
Sub-total	2	143	600	122
Financial assets at amortized cost
Unrealized gain on foreign currency	0	110	0	110
Financial liabilities at amortized cost
Unrealized gain on foreign currency	0	110	0	110
Financial assets at amortized cost
Financial assets at fair value through profit or loss
Unrealized gain on foreign currency	(3,325)	126	574	256
Financial assets at amortized cost
Interest income	4,753	4,212	13,419	12,126
Gain on foreign currency transactions	307	83	3,337	361
Unrealized gain on foreign currency	(3,325)	126	574	256
Loss on foreign currency transactions	(5,454)	(721)	(5,771)	(2,161)
Unrealized loss on foreign currency	(3,967)	1,276	(3,995)	(445)
Sub-total	(7,686)	4,976	7,564	10,137
Financial liabilities at amortized cost
Gain on foreign currency transactions	307	83	3,337	361
Unrealized gain on foreign currency	(3,325)	126	574	256
Loss on foreign currency transactions	(5,454)	(721)	(5,771)	(2,161)
Unrealized loss on foreign currency	$ (3,967)	$ 1,276	$ (3,995)	$ (445)